Shareholder Report, Average Annual Return (Details) 74200180200_Putnam Global Technology Fund_Class R6_TSR Annual {Class R6}		12 Months Ended	60 Months Ended	120 Months Ended
		Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		46.27%	16.48%	24.32%
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index-NR
Average Annual Return, Percent		22.35%	10.88%	12.58%
Putnam Global Technology Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam Global Technology Linked Benchmark
Average Annual Return, Percent	[1]	43.95%	19.16%	23.97%
MSCI ACWI Information Technology Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Information Technology Index-NR
Average Annual Return, Percent		43.95%	18.99%	23.60%

[1]
†	The Putnam Global Technology Linked Benchmark represents the performance of the MSCI World Information Technology Index-NR through March 31, 2022, and the performance of the MSCI ACWI Information Technology Index-NR thereafter.